Business Segment Reconciliations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segment Income	$ 1,840.1	[1]	$ 1,649.4	[1]	$ 1,816.9	[1]
Cost of revenues charges	(16.0)		(6.7)		(1.5)
Selling, general and administrative charges, net	(3.0)		(1.5)		0
Restructuring and other costs, net	(60.4)		(59.2)		(35.4)
Amortization of acquisition-related intangible assets	(554.7)		(579.9)		(585.7)
Operating Income	1,206.0		1,002.1		1,194.3
Other expense, net	(100.3)		(121.7)		(101.4)
Income from Continuing Operations Before Provision for Income Taxes	$ 1,105.7		$ 880.4		$ 1,092.9

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.